Revenues (Tables)	6 Months Ended
Jun. 30, 2021
Revenues
Disclosure of information about revenue recognition

	Three months ended June 30,
	SYSTEMS		SERVICES
	2021	2020	2021	2020

	(€ in thousands)
Primary geographical markets
EMEA	1,279	1,479	1,305	1,169
Asia Pacific	211	199	303	251
Americas	1,184	193	661	625
	2,674	1,871	2,269	2,045

Timing of revenue recognition
Products transferred at a point in time	2,336	1,660	2,269	2,045
Products and services transferred over time	338	211	--	--
Revenue from contracts with customers	2,674	1,871	2,269	2,045

	Six months ended June 30,
	SYSTEMS		SERVICES
	2021	2020	2021	2020

	(€ in thousands)
Primary geographical markets
EMEA	2,703	2,265	2,687	2,826
Asia Pacific	605	395	444	460
Americas	1,453	516	1,111	1,338
	4,761	3,176	4,242	4,624

Timing of revenue recognition
Products transferred at a point in time	4,152	2,682	4,242	4,624
Products and services transferred over time	609	494	--	--
Revenue from contracts with customers	4,761	3,176	4,242	4,624

Schedule of revenues by geographic region

	Three months ended June 30,		Six months ended June 30,
	2021	2020	2021	2020

	(€ in thousands)
EMEA	2,584	2,648	5,390	5,091
Germany	790	1,719	1,637	2,810
France	837	233	975	497
Great Britain	355	231	730	559
Finland	7	2	665	5
Others	595	463	1,383	1,220
Asia Pacific	514	450	1,049	855
China	286	263	519	498
Others	228	187	530	357
Americas	1,845	818	2,564	1,854
United States	1,767	814	2,479	1,739
Others	78	4	85	115
Total	4,943	3,916	9,003	7,800